Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2016	2017
Leasehold improvements	$18,158	$18,617
Computer, equipment and software	7,246	9,835
Furniture and fixtures	3,609	3,577
Demonstration units	1,824	2,528
Construction in progress	111	14
Total property and equipment	30,948	34,571
Less: accumulated depreciation	(6,412)	(11,311)
Total property and equipment, net	$24,536	$23,260